Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carryforwards	$ 9,198	$ 9,092
Capitalized research costs	582	584
Stock-based compensation expense	290	33
Reserves	170
Accrued expenses	34
Fixed assets	19	21
Other	49	4
Total gross deferred tax assets	10,342	9,734
Less: valuation allowance	(10,342)	(9,551)
Net deferred tax assets		183
Deferred tax liabilities
Other		(183)
Total deferred tax liabilities		(183)
Net deferred taxes